Deutsche
Asset Management
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Summary Prospectus | March 16, 2017



Deutsche Mid Cap Value Fund





 CLASS/Ticker    A   MIDVX    T   MIDWX    C   MIDZX    R   MIDQX    R6   MIDUX    INST   MIDIX    S   MIDTX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated March 16, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial professional and in Choosing a Share Class in the prospectus (p. 27) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                  A           T          C       R      R6    INST      S
                         ----------  ----------  ---------  ------  ------  ------  -----
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75       2.50      None     None    None    None    None
------------------------      ----       ----      --       ------  ------  ------  ---
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None        None     1.00       None    None    None    None
------------------------    ------      -----    ----       ------  ------  ------  ---
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20       None     $20        None    None    None    $20
------------------------   -------      -----    ----       ------  ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          T          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.74       0.74       0.74       0.74       0.74        0.74        0.74
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.24       0.25       0.99       0.50      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses1           0.25       0.27       0.27       0.35       0.14        0.23        0.28
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.23       1.26       2.00       1.59       0.88        0.97        1.02
---------------------     ----       ----       ----       ----      -----       -----       -----
Fee waiver/expense
reimbursement             0.00       0.01       0.00       0.09       0.00        0.00        0.02
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES
AFTER FEE WAIVER/
EXPENSE
REIMBURSEMENT             1.23       1.25       2.00       1.50       0.88        0.97        1.00
---------------------     ----       ----       ----       ----      -----       -----       -----

(1) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through March 15, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.25%, 1.50% and 1.00% for Class T, Class R and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class T, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         T         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 693     $ 374     $ 303     $ 153     $  90     $  99     $ 102
--       -----     -----     -----     -----     -----     -----     -----
3          943       639       627       493       281       309       323
--       -----     -----     -----     -----     -----     -----     -----
5        1,212       923     1,078       857       488       536       561
--       -----     -----     -----     -----     -----     -----     -----
10       1,978     1,734     2,327     1,882     1,084     1,190     1,246
--       -----     -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         T         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 693     $ 374     $ 203     $ 153     $  90     $  99     $ 102
--       -----     -----     -----     -----     -----     -----     -----
3          943       639       627       493       281       309       323
--       -----     -----     -----     -----     -----     -----     -----
5        1,212       923     1,078       857       488       536       561
--       -----     -----     -----     -----     -----     -----     -----
10       1,978     1,734     2,327     1,882     1,084     1,190     1,246
--       -----     -----     -----     -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2016: 62%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that portfolio management believes are undervalued, but have favorable prospects for appreciation. The fund defines mid-cap companies as companies that have a market capitalization similar to the companies included in the Russell Midcap (Reg. TM) Value Index. While the market capitalization range of the Russell Midcap (Reg. TM) Value Index changes throughout the year, as of January 31, 2017, the market capitalization range of the Russell Midcap (Reg. TM) Value Index was between $625 million and $41.28 billion. The Russell Midcap (Reg. TM) Value Index is reconstituted annually every June. The fund may invest up to 20% of net assets in foreign securities.


The fund may also invest in the equity securities of real estate investment trusts (REITs).


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.


Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management's intensive proprietary research starts with thorough background research to gain an understanding of a company's business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock's investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.



                                       2
                                                     Deutsche Mid Cap Value Fund


                                               SUMMARY PROSPECTUS March 16, 2017

VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


REAL ESTATE SECURITIES RISK. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Prior to September 3, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.


For Class R shares, historical performance prior to class inception is based on the performance of the fund's Class A shares adjusted to reflect the higher expenses of Class R.


Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.



                                       3
                                                     Deutsche Mid Cap Value Fund


                                               SUMMARY PROSPECTUS March 16, 2017

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2007       2008       2009       2010       2011       2012       2013       2014      2015      2016
  5.35       -40.03     38.44      19.58       -6.07     17.02      38.57      8.91      1.80      11.37





                    RETURNS    PERIOD ENDING
 BEST QUARTER      22.25%      September 30, 2009
 WORST QUARTER     -23.99%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1           5         10
                              INCEPTION       YEAR       YEARS      YEARS
                            -----------  ---------  ----------  ---------
CLASS A before tax           8/1/2005        4.97       13.54       6.37
--------------------------  ---------       -----       -----       ----
  After tax on distribu-
  tions                                      3.29       12.47       5.58
  After tax on distribu-
  tions and sale of fund
  shares                                     3.89       10.73       4.95
--------------------------  ---------       -----       -----       ----
CLASS T before tax          3/15/2017        8.56       14.30       6.76
--------------------------  ---------       -----       -----       ----
CLASS C before tax           8/1/2005       10.55       14.04       6.23
--------------------------  ---------       -----       -----       ----
CLASS R before tax           3/1/2011       11.11       14.55       6.73
--------------------------  ---------       -----       -----       ----
INST CLASS before tax        8/1/2005       11.66       15.21       7.34
--------------------------  ---------       -----       -----       ----
CLASS S before tax           8/1/2005       11.63       15.19       7.30
--------------------------  ---------       -----       -----       ----
RUSSELL MIDCAP VALUE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   20.00       15.70       7.59
--------------------------  ---------       -----       -----       ----



                                  CLASS           1       SINCE
                              INCEPTION        YEAR   INCEPTION
                            -----------  ----------  ----------
CLASS R6 before tax         8/25/2014        11.78       5.95
--------------------------  ---------        -----       ----
RUSSELL MIDCAP VALUE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    20.00       7.19
--------------------------  ---------        -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

RICHARD HANLON, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.


MARY SCHAFER MAHRER, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A T C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A, C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R, Class R6 and Institutional Class shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.



                                       4
                                                     Deutsche Mid Cap Value Fund


                                               SUMMARY PROSPECTUS March 16, 2017

Class T shares are only available through certain financial intermediaries. Class R and Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                                     Deutsche Mid Cap Value Fund
                                     SUMMARY PROSPECTUS March 16, 2017 DMCVF-SUM